UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)

Common Stocks 97.7%
Consumer Discretionary 9.9%
Auto Components 0.1%
Goodyear Tire & Rubber Co.* (a)	18,694	271,063
Johnson Controls, Inc.	22,046	1,581,580

		1,852,643
Automobiles 0.4%
Ford Motor Co.	221,975	1,795,778
General Motors Corp. (a)	66,766	2,220,637
Harley-Davidson, Inc.	32,086	2,013,396

		6,029,811
Distributors 0.1%
Genuine Parts Co.	19,309	832,797
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	17,044	839,247
H&R Block, Inc.	34,696	754,291

		1,593,538
Hotels Restaurants & Leisure 1.6%
Carnival Corp.	50,846	2,391,287
Darden Restaurants, Inc.	15,254	647,837
Harrah's Entertainment, Inc.	22,119	1,469,365
Hilton Hotels Corp.	42,532	1,184,516
International Game Technology	41,356	1,716,274
Marriott International, Inc. "A"	38,240	1,477,594
McDonald's Corp.	145,191	5,679,872
Starbucks Corp.*	92,228	3,140,364
Starwood Hotels & Resorts Worldwide, Inc.	27,625	1,579,874
Wendy's International, Inc.	12,411	831,537
Wyndham Worldwide Corp.*	24,837	694,691
YUM! Brands, Inc.	34,058	1,772,719

		22,585,930
Household Durables 0.6%
Black & Decker Corp.	8,122	644,481
Centex Corp.	15,335	806,928
D.R. Horton, Inc.	29,900	716,105
Fortune Brands, Inc.	18,555	1,393,666
Harman International Industries, Inc.	7,100	592,424
KB Home	9,892	433,270
Leggett & Platt, Inc.	19,064	477,172
Lennar Corp. "A"	18,100	819,025
Newell Rubbermaid, Inc.	29,197	826,859
Pulte Homes, Inc.	23,082	735,392
Snap-on, Inc.	8,693	387,273
The Stanley Works	9,756	486,336

Whirlpool Corp.	10,088	848,502

		9,167,433
Internet & Catalog Retail 0.1%
Amazon.com, Inc.* (a)	38,528	1,237,519
Leisure Equipment & Products 0.2%
Brunswick Corp.	11,006	343,277
Eastman Kodak Co. (a)	31,107	696,797
Hasbro, Inc.	17,986	409,181
Mattel, Inc.	41,798	823,421

		2,272,676
Media 3.3%
CBS Corp. "B"	88,087	2,481,411
Clear Channel Communications, Inc.	60,252	1,738,270
Comcast Corp. "A"*	247,058	9,104,087
Dow Jones & Co., Inc.	6,261	209,994
E.W. Scripps Co. "A"	11,900	570,367
Gannett Co., Inc.	25,942	1,474,284
Interpublic Group of Companies, Inc.*	46,397	459,330
McGraw-Hill Companies, Inc.	42,664	2,475,792
Meredith Corp.	4,624	228,102
New York Times Co. "A" (a)	20,810	478,214
News Corp. "A"	282,154	5,544,326
Omnicom Group, Inc.	21,516	2,013,897
Time Warner, Inc.	477,730	8,709,018
Tribune Co. (a)	25,983	850,164
Univision Communications, Inc. "A"*	27,093	930,374
Viacom, Inc. "B"*	86,087	3,200,715
Walt Disney Co.	246,680	7,624,879

		48,093,224
Multiline Retail 1.2%
Big Lots, Inc.*	11,792	233,599
Dillard's, Inc. "A"	7,151	234,052
Dollar General Corp.	41,184	561,338
Family Dollar Stores, Inc.	20,370	595,619
Federated Department Stores, Inc.	62,808	2,713,934
J.C. Penney Co., Inc.	26,522	1,813,840
Kohl's Corp.*	38,678	2,510,976
Nordstrom, Inc.	28,748	1,216,040
Sears Holdings Corp.*	9,843	1,556,080
Target Corp.	101,310	5,597,377

		17,032,855
Specialty Retail 1.9%
AutoNation, Inc.*	21,151	442,056
AutoZone, Inc.*	5,791	598,210
Bed Bath & Beyond, Inc.*	35,516	1,358,842
Best Buy Co., Inc.	48,036	2,572,808
Circuit City Stores, Inc.	16,230	407,535
Home Depot, Inc.	241,199	8,748,288
Limited Brands, Inc.	37,870	1,003,176
Lowe's Companies, Inc.	180,400	5,062,024
Office Depot, Inc.*	32,303	1,282,429
OfficeMax, Inc.	7,441	303,146
RadioShack Corp.	14,545	280,719
Staples, Inc.	92,289	2,245,391

The Gap, Inc.	67,932	1,287,312
The Sherwin-Williams Co.	11,689	652,013
Tiffany & Co.	14,900	494,680
TJX Companies, Inc.	51,558	1,445,171

		28,183,800
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	45,600	1,568,640
Hanesbrands, Inc.*	1	20
Jones Apparel Group, Inc.	11,994	389,085
Liz Claiborne, Inc.	10,724	423,705
NIKE, Inc. "B"	23,275	2,039,355
VF Corp.	9,787	713,962

		5,134,767
Consumer Staples 9.4%
Beverages 2.1%
Anheuser-Busch Companies, Inc.	90,709	4,309,585
Brown-Forman Corp. "B"	8,780	672,987
Coca-Cola Co.	240,614	10,750,634
Coca-Cola Enterprises, Inc.	38,450	800,913
Constellation Brands, Inc. "A"*	22,300	641,794
Molson Coors Brewing Co. "B"	5,492	378,399
Pepsi Bottling Group, Inc.	15,111	536,440
PepsiCo, Inc.	194,646	12,702,598

		30,793,350
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	53,545	2,660,116
CVS Corp.	94,634	3,039,644
Kroger Co.	81,463	1,885,054
Safeway, Inc.	52,827	1,603,299
SUPERVALU, Inc.	26,648	790,113
Sysco Corp.	70,257	2,350,097
Wal-Mart Stores, Inc.	290,327	14,318,928
Walgreen Co.	121,496	5,393,207
Whole Foods Market, Inc.	17,700	1,051,911

		33,092,369
Food Products 1.1%
Archer-Daniels-Midland Co.	78,207	2,962,481
Campbell Soup Co.	27,785	1,014,152
ConAgra Foods, Inc.	62,605	1,532,570
Dean Foods Co.*	14,400	605,088
General Mills, Inc.	39,128	2,214,645
H.J. Heinz Co.	42,379	1,776,951
Kellogg Co.	26,932	1,333,673
McCormick & Co., Inc.	18,414	699,364
Sara Lee Corp.	96,039	1,543,347
The Hershey Co.	18,946	1,012,664
Tyson Foods, Inc. "A"	34,400	546,272
William Wrigley Jr. Co.	24,833	1,143,808

		16,385,015
Household Products 2.2%
Clorox Co.	16,030	1,009,890
Colgate-Palmolive Co.	62,821	3,901,184
Kimberly-Clark Corp.	53,947	3,525,976

Procter & Gamble Co.	374,755	23,227,315

		31,664,365
Personal Products 0.2%
Alberto-Culver Co.	10,955	554,213
Avon Products, Inc.	49,870	1,529,014
Estee Lauder Companies, Inc. "A"	13,200	532,356

		2,615,583
Tobacco 1.5%
Altria Group, Inc.	245,470	18,790,729
Reynolds American, Inc.	22,028	1,365,075
UST, Inc.	20,835	1,142,383

		21,298,187
Energy 9.2%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	40,071	2,732,842
BJ Services Co.	38,286	1,153,557
Halliburton Co.	121,682	3,461,853
Nabors Industries Ltd.*	36,996	1,100,631
National-Oilwell Varco, Inc.*	19,800	1,159,290
Noble Corp.	17,395	1,116,411
Rowan Companies, Inc.	11,582	366,339
Schlumberger Ltd.	139,818	8,672,910
Smith International, Inc.	23,700	919,560
Transocean, Inc.*	37,203	2,724,376
Weatherford International Ltd.*	40,244	1,678,980

		25,086,749
Oil, Gas & Consumable Fuels 7.5%
Anadarko Petroleum Corp.	52,014	2,279,774
Apache Corp.	37,153	2,348,070
Chesapeake Energy Corp.	47,300	1,370,754
Chevron Corp.	259,382	16,823,516
ConocoPhillips	194,142	11,557,273
CONSOL Energy, Inc.	21,200	672,676
Devon Energy Corp.	54,092	3,415,910
El Paso Corp.	85,054	1,160,136
EOG Resources, Inc.	27,157	1,766,563
ExxonMobil Corp.	701,704	47,084,338
Hess Corp.	26,750	1,107,985
Kinder Morgan, Inc.	13,922	1,459,722
Marathon Oil Corp.	41,571	3,196,810
Murphy Oil Corp.	20,300	965,265
Occidental Petroleum Corp.	101,788	4,897,021
Sunoco, Inc.	16,516	1,027,130
Valero Energy Corp.	72,372	3,724,987
Williams Companies, Inc.	67,387	1,608,528
XTO Energy, Inc.	45,608	1,921,465

		108,387,923
Financials 21.7%
Capital Markets 3.6%
Ameriprise Financial, Inc.	26,705	1,252,465
Bank of New York Co., Inc.	94,984	3,349,136
Bear Stearns Companies, Inc.	13,830	1,937,583
Charles Schwab Corp.	127,489	2,282,053

E*TRADE Financial Corp.*	49,100	1,174,472
Federated Investors, Inc. "B"	8,900	300,909
Franklin Resources, Inc.	18,552	1,961,874
Janus Capital Group, Inc.	22,371	441,156
Legg Mason, Inc.	16,200	1,633,932
Lehman Brothers Holdings, Inc.	65,142	4,811,388
Mellon Financial Corp.	45,075	1,762,432
Merrill Lynch & Co., Inc.	104,572	8,179,622
Morgan Stanley	127,340	9,284,359
Northern Trust Corp.	20,549	1,200,678
State Street Corp.	41,165	2,568,696
T. Rowe Price Group, Inc.	33,020	1,580,007
The Goldman Sachs Group, Inc.	50,933	8,616,336

		52,337,098
Commercial Banks 4.2%
AmSouth Bancorp.	36,028	1,046,253
BB&T Corp.	61,334	2,685,203
Comerica, Inc.	17,137	975,438
Commerce Bancorp, Inc.	21,700	796,607
Compass Bancshares, Inc.	17,500	997,150
Fifth Third Bancorp.	65,906	2,509,700
First Horizon National Corp.	13,298	505,457
Huntington Bancshares, Inc.	34,560	827,021
KeyCorp.	43,829	1,640,958
M&T Bank Corp.	8,450	1,013,662
Marshall & Ilsley Corp.	27,154	1,308,280
National City Corp.	75,376	2,758,762
North Fork Bancorp., Inc.	50,946	1,459,093
PNC Financial Services Group, Inc.	32,826	2,377,915
Regions Financial Corp.	57,533	2,116,639
SunTrust Banks, Inc.	45,371	3,506,271
Synovus Financial Corp.	41,003	1,204,258
US Bancorp.	214,954	7,140,772
Wachovia Corp.	191,749	10,699,594
Wells Fargo & Co.	394,848	14,285,601
Zions Bancorp.	14,211	1,134,180

		60,988,814
Consumer Finance 0.9%
American Express Co.	143,425	8,043,274
Capital One Financial Corp.	36,437	2,866,134
SLM Corp.	50,178	2,608,253

		13,517,661
Diversified Financial Services 5.6%
Bank of America Corp.	533,486	28,578,845
Chicago Mercantile Exchange Holdings, Inc.	4,100	1,960,825
CIT Group, Inc.	24,324	1,182,876
Citigroup, Inc.	582,631	28,939,282
JPMorgan Chase & Co.	409,162	19,214,247
Moody's Corp.	29,352	1,919,034

		81,795,109
Insurance 4.7%
ACE Ltd.	36,476	1,996,331
Aflac, Inc.	55,637	2,545,949
Allstate Corp.	77,256	4,846,269

Ambac Financial Group, Inc.	12,778	1,057,380
American International Group, Inc.	304,681	20,188,163
Aon Corp.	35,283	1,195,035
Chubb Corp.	49,170	2,554,873
Cincinnati Financial Corp.	22,909	1,101,007
Genworth Financial, Inc. "A"	50,200	1,757,502
Hartford Financial Services Group, Inc.	37,434	3,247,399
Lincoln National Corp.	32,569	2,021,884
Loews Corp.	51,770	1,962,083
Marsh & McLennan Companies, Inc.	62,313	1,754,111
MBIA, Inc.	14,164	870,236
MetLife, Inc.	92,432	5,239,046
Principal Financial Group, Inc.	30,211	1,639,853
Progressive Corp.	87,956	2,158,440
Prudential Financial, Inc.	59,663	4,549,304
Safeco Corp.	15,618	920,369
The St. Paul Travelers Companies, Inc.	84,771	3,974,912
Torchmark Corp.	10,910	688,530
UnumProvident Corp.	39,565	767,165
XL Capital Ltd. "A"	19,677	1,351,810

		68,387,651
Real Estate Investment Trusts 1.0%
Apartment Investment & Management Co. "A" (REIT)	9,600	522,336
Archstone-Smith Trust (REIT)	22,800	1,241,232
Boston Properties, Inc. (REIT)	14,800	1,529,432
Equity Office Properties Trust (REIT)	45,720	1,817,827
Equity Residential (REIT)	31,630	1,599,845
Kimco Realty Corp. (REIT)	22,600	968,862
Plum Creek Timber Co., Inc. (REIT)	20,800	708,032
ProLogis (REIT)	26,700	1,523,502
Public Storage, Inc. (REIT)	11,846	1,018,638
Simon Property Group, Inc. (REIT)	27,341	2,477,642
Vornado Realty Trust (REIT) (a)	16,000	1,744,000

		15,151,348
Real Estate Management & Development 0.1%
Realogy Corp.*	31,046	704,123
Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	74,338	2,604,803
Fannie Mae	112,650	6,298,261
Freddie Mac	80,063	5,310,579
Golden West Financial Corp.	32,587	2,517,346
MGIC Investment Corp.	9,242	554,243
Sovereign Bancorp, Inc.	39,498	849,602
Washington Mutual, Inc.	111,143	4,831,386

		22,966,220
Health Care 12.4%
Biotechnology 1.3%
Amgen, Inc.*	137,816	9,857,979
Biogen Idec, Inc.*	39,660	1,772,009
Genzyme Corp.*	29,803	2,010,808
Gilead Sciences, Inc.*	55,586	3,818,758
MedImmune, Inc.*	30,675	896,017

		18,355,571

Health Care Equipment & Supplies 1.5%
Bausch & Lomb, Inc.	7,436	372,767
Baxter International, Inc.	75,103	3,414,182
Becton, Dickinson & Co.	27,978	1,977,205
Biomet, Inc.	31,243	1,005,712
Boston Scientific Corp.*	143,565	2,123,326
C.R. Bard, Inc.	10,998	824,850
Hospira, Inc.*	17,020	651,356
Medtronic, Inc.	135,625	6,298,425
St. Jude Medical, Inc.*	40,788	1,439,409
Stryker Corp.	35,382	1,754,593
Zimmer Holdings, Inc.*	28,084	1,895,670

		21,757,495
Health Care Providers & Services 2.7%
Aetna, Inc.	64,772	2,561,733
AmerisourceBergen Corp.	23,982	1,083,986
Cardinal Health, Inc.	47,700	3,135,798
Caremark Rx, Inc.	52,177	2,956,870
CIGNA Corp.	13,735	1,597,655
Coventry Health Care, Inc.*	17,595	906,494
Express Scripts, Inc.*	17,434	1,316,093
HCA, Inc.	48,300	2,409,687
Health Management Associates, Inc. "A"	25,402	530,902
Humana, Inc.*	18,375	1,214,404
Laboratory Corp. of America Holdings*	15,191	996,074
Manor Care, Inc.	8,338	435,911
McKesson Corp.	36,715	1,935,615
Medco Health Solutions, Inc.*	35,964	2,161,796
Patterson Companies, Inc.*	18,500	621,785
Quest Diagnostics, Inc.	17,716	1,083,510
Tenet Healthcare Corp.*	56,300	458,282
UnitedHealth Group, Inc.	159,008	7,823,194
WellPoint, Inc.*	73,188	5,639,135

		38,868,924
Health Care Technology 0.0%
IMS Health, Inc.	21,030	560,239
Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	19,929	659,849
Fisher Scientific International, Inc.*	15,208	1,189,874
Millipore Corp.*	7,515	460,670
PerkinElmer, Inc.	17,736	335,742
Thermo Electron Corp.*	17,205	676,673
Waters Corp.*	13,700	620,336

		3,943,144
Pharmaceuticals 6.6%
Abbott Laboratories	180,482	8,764,206
Allergan, Inc.	17,262	1,943,874
Barr Pharmaceuticals, Inc.*	11,400	592,116
Bristol-Myers Squibb Co.	230,162	5,735,637
Eli Lilly & Co.	118,137	6,733,809
Forest Laboratories, Inc.*	38,095	1,927,988
Johnson & Johnson	345,234	22,419,496
King Pharmaceuticals, Inc.*	31,586	537,910
Merck & Co., Inc.	256,859	10,762,392

Mylan Laboratories, Inc.	27,436	552,287
Pfizer, Inc.	857,889	24,329,732
Schering-Plough Corp.	170,850	3,774,076
Watson Pharmaceuticals, Inc.*	14,355	375,670
Wyeth	158,776	8,072,172

		96,521,365
Industrials 10.7%
Aerospace & Defense 2.4%
Boeing Co.	93,808	7,396,761
General Dynamics Corp.	47,334	3,392,428
Goodrich Corp.	13,061	529,232
Honeywell International, Inc.	100,147	4,096,012
L-3 Communications Holdings, Inc.	15,600	1,221,948
Lockheed Martin Corp.	44,193	3,803,249
Northrop Grumman Corp.	38,631	2,629,612
Raytheon Co.	50,996	2,448,318
Rockwell Collins, Inc.	18,331	1,005,272
United Technologies Corp.	119,400	7,563,990

		34,086,822
Air Freight & Logistics 0.9%
FedEx Corp.	35,065	3,810,864
United Parcel Service, Inc. "B"	128,558	9,248,463

		13,059,327
Airlines 0.1%
Southwest Airlines Co.	90,595	1,509,313
Building Products 0.1%
American Standard Companies, Inc.	18,964	795,919
Masco Corp.	45,265	1,241,167

		2,037,086
Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.*	28,875	325,421
Avery Dennison Corp.	12,386	745,266
Cintas Corp.	16,642	679,493
Equifax, Inc.	13,291	487,912
Monster Worldwide, Inc.*	16,685	603,830
Pitney Bowes, Inc.	28,846	1,279,897
R.R. Donnelley & Sons Co.	24,429	805,180
Robert Half International, Inc.	18,600	631,842
Waste Management, Inc.	64,569	2,368,391

		7,927,232
Construction & Engineering 0.1%
Fluor Corp.	11,425	878,468
Electrical Equipment 0.5%
American Power Conversion Corp.	23,414	514,171
Cooper Industries Ltd. "A"	9,764	832,088
Emerson Electric Co.	50,252	4,214,133
Rockwell Automation, Inc.	20,247	1,176,351

		6,736,743
Industrial Conglomerates 4.0%
3M Co.	88,936	6,618,617
General Electric Co.	1,217,332	42,971,820
Textron, Inc.	16,141	1,412,338

Tyco International Ltd.	237,853	6,657,505

		57,660,280
Machinery 1.4%
Caterpillar, Inc.	77,436	5,095,289
Cummins, Inc.	6,278	748,526
Danaher Corp.	28,865	1,982,159
Deere & Co.	27,212	2,283,359
Dover Corp.	21,702	1,029,543
Eaton Corp.	18,505	1,274,069
Illinois Tool Works, Inc.	48,594	2,181,871
Ingersoll-Rand Co., Ltd. "A"	36,622	1,390,904
ITT Corp.	19,794	1,014,838
Navistar International Corp.*	6,571	169,663
PACCAR, Inc.	31,001	1,767,677
Pall Corp.	18,053	556,213
Parker Hannifin Corp.	15,079	1,172,091

		20,666,202
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	44,738	3,285,559
CSX Corp.	49,548	1,626,661
Norfolk Southern Corp.	48,286	2,126,998
Ryder System, Inc.	6,052	312,767
Union Pacific Corp.	32,281	2,840,728

		10,192,713
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	8,509	570,273
Information Technology 14.9%
Communications Equipment 2.8%
ADC Telecommunications, Inc.*	16,630	249,450
Avaya, Inc.*	49,892	570,765
Ciena Corp.*	8,865	241,571
Cisco Systems, Inc.*	718,495	16,525,385
Comverse Technologies, Inc.*	21,606	463,233
Corning, Inc.*	183,222	4,472,449
JDS Uniphase Corp.*	199,831	437,630
Juniper Networks, Inc.*	64,400	1,112,832
Lucent Technologies, Inc.*	509,685	1,192,663
Motorola, Inc.	289,180	7,229,500
QUALCOMM, Inc.	194,720	7,078,072
Tellabs, Inc.*	57,216	627,087

		40,200,637
Computers & Peripherals 3.5%
Apple Computer, Inc.*	99,962	7,700,073
Dell, Inc.*	265,109	6,055,089
EMC Corp.*	271,267	3,249,779
Hewlett-Packard Co.	323,327	11,862,868
International Business Machines Corp.	179,602	14,716,588
Lexmark International, Inc. "A"*	11,568	667,011
NCR Corp.*	19,451	767,925
Network Appliance, Inc.*	45,384	1,679,662
QLogic Corp.*	21,118	399,130
SanDisk Corp.*	24,000	1,284,960
Sun Microsystems, Inc.*	417,081	2,072,893

		50,455,978

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	48,997	1,601,712
Jabil Circuit, Inc.	20,047	572,743
Molex, Inc.	15,217	593,006
Sanmina-SCI Corp.*	72,617	271,588
Solectron Corp.*	122,107	398,069
Symbol Technologies, Inc.	33,250	494,095
Tektronix, Inc.	12,324	356,533

		4,287,746
Internet Software & Services 1.2%
eBay, Inc.*	136,968	3,884,412
Google, Inc. "A"*	24,941	10,023,788
VeriSign, Inc.*	31,700	640,340
Yahoo!, Inc.*	146,888	3,713,329

		18,261,869
IT Services 0.9%
Affiliated Computer Services, Inc. "A"*	13,473	698,710
Automatic Data Processing, Inc.	68,708	3,252,637
Computer Sciences Corp.*	20,644	1,014,033
Convergys Corp.*	13,472	278,197
Electronic Data Systems Corp.	57,891	1,419,487
First Data Corp.	92,212	3,872,904
Fiserv, Inc.*	21,542	1,014,413
Paychex, Inc.	37,511	1,382,280
Sabre Holdings Corp. "A"	12,752	298,269
Unisys Corp.*	34,080	192,893

		13,423,823
Office Electronics 0.1%
Xerox Corp.*	111,588	1,736,309
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc.*	58,960	1,465,156
Altera Corp.*	38,586	709,211
Analog Devices, Inc.	39,635	1,164,873
Applied Materials, Inc.	163,930	2,906,479
Broadcom Corp. "A"*	54,421	1,651,133
Freescale Semiconductor, Inc. "B"*	45,787	1,740,364
Intel Corp.	680,845	14,004,981
KLA-Tencor Corp.	25,645	1,140,433
Linear Technology Corp.	38,814	1,207,892
LSI Logic Corp.*	41,113	337,949
Maxim Integrated Products, Inc.	40,101	1,125,635
Micron Technology, Inc.*	82,820	1,441,068
National Semiconductor Corp.	36,926	868,869
Novellus Systems, Inc.*	14,014	387,627
NVIDIA Corp.*	42,014	1,243,194
PMC-Sierra, Inc.*	23,410	139,055
Teradyne, Inc.*	20,904	275,096
Texas Instruments, Inc.	180,879	6,014,227
Xilinx, Inc.	40,646	892,180

		38,715,422
Software 3.4%
Adobe Systems, Inc.*	69,110	2,588,170
Autodesk, Inc.*	27,248	947,685
BMC Software, Inc.*	22,706	618,057

CA, Inc.	55,759	1,320,931
Citrix Systems, Inc.*	21,898	792,927
Compuware Corp.*	52,146	406,217
Electronic Arts, Inc.*	36,558	2,035,550
Intuit, Inc.*	38,070	1,221,666
Microsoft Corp.	1,015,171	27,744,623
Novell, Inc.*	46,736	286,024
Oracle Corp.*	471,378	8,362,246
Parametric Technology Corp.*	16,416	286,623
Symantec Corp.*	117,352	2,497,251

		49,107,970
Materials 2.8%
Chemicals 1.4%
Air Products & Chemicals, Inc.	24,539	1,628,654
Ashland, Inc.	7,708	491,616
Dow Chemical Co.	115,261	4,492,874
E.I. du Pont de Nemours & Co.	112,012	4,798,594
Eastman Chemical Co.	8,730	471,595
Ecolab, Inc.	19,566	837,816
Hercules, Inc.*	17,207	271,354
International Flavors & Fragrances, Inc.	8,143	321,974
Monsanto Co.	66,516	3,126,917
PPG Industries, Inc.	17,750	1,190,670
Praxair, Inc.	36,185	2,140,705
Rohm & Haas Co.	15,194	719,436
Sigma-Aldrich Corp.	9,420	712,811

		21,205,016
Construction Materials 0.1%
Vulcan Materials Co.	10,725	839,231
Containers & Packaging 0.2%
Ball Corp.	10,936	442,361
Bemis Co., Inc.	9,772	321,108
Pactiv Corp.*	19,619	557,572
Sealed Air Corp.	10,848	587,094
Temple-Inland, Inc.	11,736	470,613

		2,378,748
Metals & Mining 0.8%
Alcoa, Inc.	99,581	2,792,251
Allegheny Technologies, Inc.	12,217	759,775
Freeport-McMoRan Copper & Gold, Inc. "B"	24,396	1,299,331
Newmont Mining Corp.	52,832	2,258,568
Nucor Corp.	36,530	1,807,870
Phelps Dodge Corp.	24,640	2,087,008
United States Steel Corp.	15,459	891,675

		11,896,478
Paper & Forest Products 0.3%
International Paper Co.	52,172	1,806,717
Louisiana-Pacific Corp.	11,173	209,717
MeadWestvaco Corp.	23,459	621,898
Weyerhaeuser Co.	31,445	1,934,811

		4,573,143

Telecommunication Services 3.4%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	457,147	14,884,706
BellSouth Corp.	211,841	9,056,203
CenturyTel, Inc.	15,519	615,639
Citizens Communications Co.	34,490	484,239
Embarq Corp.	16,598	802,845
Qwest Communications International, Inc.*	183,840	1,603,085
Verizon Communications, Inc.	345,229	12,818,353
Windstream Corp.	60,058	792,167

		41,057,237
Wireless Telecommunication Services 0.6%
ALLTEL Corp.	47,508	2,636,694
Sprint Nextel Corp. (a)	354,268	6,075,696

		8,712,390
Utilities 3.3%
Electric Utilities 1.5%
Allegheny Energy, Inc.*	17,510	703,377
American Electric Power Co., Inc.	51,316	1,866,363
Edison International	35,867	1,493,502
Entergy Corp.	26,356	2,061,830
Exelon Corp.	79,042	4,785,203
FirstEnergy Corp.	38,354	2,142,454
FPL Group, Inc.	51,684	2,325,780
Pinnacle West Capital Corp.	9,508	428,335
PPL Corp.	41,628	1,369,561
Progress Energy, Inc.	26,731	1,213,053
Southern Co.	85,704	2,953,360

		21,342,818
Gas Utilities 0.0%
Nicor, Inc. (a)	5,184	221,667
Peoples Energy Corp.	2,489	101,178

		322,845
Independent Power Producers & Energy Traders 0.4%
AES Corp.*	75,348	1,536,346
Constellation Energy Group	19,210	1,137,232
Dynegy, Inc. "A"*	43,472	240,835
TXU Corp.	56,112	3,508,122

		6,422,535
Multi-Utilities 1.4%
Ameren Corp. (a)	21,569	1,138,627
CenterPoint Energy, Inc.	31,321	448,517
CMS Energy Corp.*	31,172	450,124
Consolidated Edison, Inc.	32,122	1,484,036
Dominion Resources, Inc.	43,717	3,343,913
DTE Energy Co.	19,457	807,660
Duke Energy Corp.	149,183	4,505,327
KeySpan Corp.	19,214	790,464
NiSource, Inc.	38,408	834,990
PG&E Corp.	44,749	1,863,796
Public Service Enterprise Group, Inc.	31,975	1,956,550
Sempra Energy	28,087	1,411,372
TECO Energy, Inc.	30,400	475,760
Xcel Energy, Inc.	42,357	874,672

		20,385,808

Total Common Stocks (Cost $1,196,488,493)					1,419,845,758
				Principal Amount ($)	Value ($)

US Treasury Obligations 0.2%
US Treasury Bill, 4.85% **, 02/22/2007 (b) (Cost $2,036,846)				2,080,000	2,040,218
				Shares	Value ($)

Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 5.31% (c) (d) (Cost $10,667,650)				10,667,650	10,667,650
Cash Equivalents 2.2%
Cash Management QP Trust, 5.34% (e) (Cost $31,610,872)				31,610,872	31,610,872
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,240,803,861)				100.8	1,464,164,498
Other Assets and Liabilities, Net				(0.8)	(11,341,535)

Net Assets				100.0	1,452,822,963

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $10,385,838 which is 0.7% of net assets.
(b)				At September 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
(e)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At September 30, 2006, open futures contracts purchased as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	12/14/2006	106	35,221,992	35,653,100	431,108

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006